Notes payable (Details)		9 Months Ended	12 Months Ended
	Jun. 04, 2025 USD ($) Bitcoin	Sep. 30, 2026 USD ($) Bitcoin	Dec. 31, 2025 USD ($) Bitcoin
Notes payable (Details) [Line Items]
Bitcoin units (in Bitcoin) | Bitcoin	14.87584	0	18.32
Bitcoin pledged amount		$ 0	$ 1,601,865
Repayment of outstanding principal balance		1,000,000
Accrued interest		74,750
Notes payable balance		$ 300,549	$ 1,300,549
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Obtained loan from primary custodian	$ 1,000,000